UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
PHILLIP MORRIS INTL INC		1.125%	8/21/2017	500,000	$500,074	$499,935
GENERAL ELECTRIC CAP CORM MTN		5.625%	9/15/2017	1,000,000	1,005,707	1,004,961
COCA COLA CO		0.875%	10/27/2017	1,000,000	999,659	998,945
AMAZON.COM INC		1.200%	11/29/2017	1,000,000	1,000,777	999,270
INTEL CORP		1.350%	12/15/2017	1,000,000	1,000,768	1,000,070
INTERNATIONAL BUSINESS MACHINES		1.125%	2/6/2018	1,000,000	1,000,000	998,856
WAL-MART STORES INC		1.125%	4/11/2018	1,000,000	1,000,000	998,621
MICROSOFT CORP		1.000%	5/1/2018	1,000,000	1,000,000	997,279
JOHNSON & JOHNSON		5.150%	7/15/2018	500,000	518,451	517,646
BOEING CAP CORP		2.900%	8/15/2018	500,000	507,109	506,660
COCA COLA CO		0.875%	11/1/2018	1,000,000	1,002,090	1,002,825
STARBUCKS CORP		2.000%	12/5/2018	1,000,000	1,008,798	1,006,306
ANHEUSER BUSCH INBEV FIN I		1.900%	2/1/2019	1,000,000	1,001,853	1,004,400
APPLE INC		1.700%	2/22/2019	1,000,000	1,004,562	1,003,789
RAYTHEON CO		4.400%	2/15/2020	500,000	534,936	532,150
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,212	96,875
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,989	199,000
DAVITA INC		5.125%	7/15/2024	100,000	99,770	102,813
ING US INC		5.650%	5/15/2053	150,000	150,000	160,875
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,456	117,500
FPL GROUP CAP INC		6.350%	10/1/2066	250,000	227,203	241,875
WISCONSIN ENERGY		6.250%	5/15/2067	250,000	241,254	242,570
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	231,940	231,562
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,745,793	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	574,435	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,453,742	-
				20,925,000	18,202,578	14,464,783	13.69%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	84,832	80,500
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	987,737	945,000
				1,300,000	1,072,569	1,025,500	0.97%

TOTAL INVESTMENTS IN FIXED INCOME				$22,225,000	$19,275,147	$15,490,283	14.66%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOAT RATE O COM		1,500.00	$19,596	$21,450
DOUBLELINE TOTAL RETURN BOND I		226,010.04	2,500,000	2,418,308
DOUBLELINE FDS TR DBLN NOW		49,603.18	500,000	499,504
GUGGENHEIM TAXABLE MUNI MG		8,148.00	174,286	187,512
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,734,139
NUVEEN PFD & INCOME TE COM		5,000.00	116,924	125,750
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	226,822
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,595,046
POWERSHARES ETF TRUST SENI		10,000.00	233,150	232,700
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	848,079	269,455
TOTAL BOND MUTUAL FUNDS			7,734,535	7,310,686	6.92%

STOCK MUTUAL FUNDS:
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	530,993	0.50%

Financial
SPDR S&P REGIONAL BANKING		4,500.00	249,908	245,160	0.23%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM		2,265.00	299,965	326,477	0.31%

Industrials
VANGUARD WORLD FDS INDUS I		4,695.57	300,000	310,330	0.29%

Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	1,085,319
POWERSHARES ETF TRUST INTL		6,600.00	99,412	104,478
PRIMECAP ODYSSEY FUNDS ODY		18,525.38	500,000	540,571
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	145,811
VANGUARD INDEX FDS 500 POR		2,383.00	500,000	544,087
YACKTMAN FUND SVC		24,771.08	506,985	583,854
			2,696,873	3,004,120	2.84%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	534,157	0.51%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR		10,855.41	250,000	319,041	0.30%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,698,686	1.61%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	378,452
SPDR GOLD SHARES	[3]	5,000.00	486,825	603,750
VANECK VECTORS GOLD MINERS		20,832.00	637,277	476,220
			1,524,095	1,458,422	1.38%

Utilities
REAVES UTILITY INCOME FD C		1,500.00	51,655	53,325
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,224,060
			785,972	1,277,385	1.21%

TOTAL SPECIALTY FUNDS			8,555,008	9,704,771	9.18%

TOTAL STOCK MUTUAL FUNDS			8,555,008	9,704,771	9.18%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,289,543	$17,015,457	16.10%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,604,460
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	1,147,593
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,288,120
GRAHAM INSTITUTIONAL PARTNERS, LP	[2,3]	1,000,000	1,061,035
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,835,246
INFINITY PREMIER FUND, LP	[2,3]	2,700,000	2,979,468
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,424,385
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	192,154
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,055,420	2,375,436
PRIVET FUND LP	[2,3]	1,000,000	1,403,570
STARK INVESTMENTS LP	[2,3]	42,549	117,111
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	5,626	3,381
TERRA ARGENTINE FUND LP	[2,3]	2,303	3,167
TRIARII CAPITAL PARTNERS LP	[2,3]	600,000	654,614
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,593,657	2,156,485
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,000,000	1,114,074
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A28	[2,3]	50,000	50,614
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A29	[2,3]	50,000	50,000
TOTAL LIMITED PARTNERSHIPS		19,335,122	25,460,913	24.09%

TOTAL OTHER INVESTMENTS		$19,335,122	$25,460,913	24.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables and Apparel	1,500.00	TJX COMPANIES INC NEW COM		$113,137	$105,465	0.10%

Media	20,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	572,731	462,600	0.44%

Retailing	3,000.00	CATO CORP NEW CL A		61,505	51,030
	7,500.00	DOLLAR GEN CORP COM		530,295	563,700
	7,500.00	DOLLAR TREE INC COM		585,493	540,600
				1,177,293	1,155,330	1.09%

TOTAL CONSUMER DISCRETIONARY				1,863,161	1,723,395	1.63%

CONSUMER STAPLES
Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	120,660
	4,208.00	BRITISH AMER TOBACCO PLC		291,404	263,084
	2,000.00	CONSTELLATION BRANDS CL A		181,438	386,700
	3,500.00	GENERAL MILLS INC COM		122,082	194,810
	5,000.00	NESTLE S A SPONSORED ADR		207,739	421,450
				919,216	1,386,704	1.31%

Household & Personal Products	1,275.00	PROCTER & GAMBLE CO COM		85,393	115,796	0.11%

TOTAL CONSUMER STAPLES				1,004,609	1,502,500	1.42%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	414,922
	5,000.00	ENERGY TRANSFER PARTNERS LP		129,082	103,450
	5,404.00	EXXON MOBIL CORP COM		454,007	432,536
	2,000.00	NUSTAR ENERGY LP		95,745	86,560
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	297,264
	5,500.00	PHILLIPS 66 COM		433,181	460,625
	1,500.00	ROYAL DUTCH SHELL ADR A		100,413	84,795
	2,000.00	SCHLUMBERGER LTD COM		144,832	137,200
	9,000.00	SUNOCO INC COM		215,850	290,880
	5,500.00	VALERO ENERGY CORP COM STK		364,676	379,335
				2,721,265	2,687,567	2.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	61,200
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	126,780
	2,000.00	GASLOG PARTNERS LP UNIT LT		49,779	49,500
	5,000.00	GREEN PLAINS PARTNERS COM		102,798	103,500
	10.00	ONEOK INC COM		520	566
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	67,800
	5,000.00	USA COMPRESSION PARTNE COM		86,262	81,800
	3,000.00	WILLIAMS COS INC DEL COM		109,005	95,340
				795,775	586,486	0.55%

TOTAL ENERGY				3,517,040	3,274,053	3.10%

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,039	679,200
	5,000.00	BANK OF AMERICA CORP COM		96,603	120,600
	5,000.00	BB&T CORP COM		215,613	236,600
	3,000.00	PACWEST BANCORP DEL COM		148,845	144,060
	2,500.00	WELLS FARGO & CO DEL COM		113,117	134,850
				1,198,217	1,315,310	1.24%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	173,250
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	96,750
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	437,425
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	172,360
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,019,915
	4,000.00	CARLYLE GROUP LP COM		111,750	82,000
	300.00	CME GROUP		16,568	36,786
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	293,400
	27,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,185,424	1,306,800
	10,000.00	OXFORD LANE CAP CORP COM		110,256	104,200
	14,000.00	THE BLACKSTONE GROUP LP		429,879	468,300
				4,050,696	4,191,186	3.97%

Insurance	1,500.00	AON PLC SHS CL A		121,687	207,255
	5,000.00	OLD REP INTL CORP COM		84,276	98,100
	2,500.00	TRAVELERS COMPANIES COM		203,356	320,225
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	152,770
				558,134	778,350	0.74%

Real Estate	10,000.00	NEW SR INVT GROUP INC COM		100,007	103,900
	4,000.00	TANGER FACTORY OUTLET COM		104,544	105,720
	1,000.00	VENTAS INC COM		70,370	67,350
				274,921	276,970	0.26%

TOTAL FINANCIALS				6,081,968	6,561,816	6.21%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services
	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	161,950
	5,000.00	HOLOGIC INC COM	[3]	216,378	221,050
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	376,591	564,131
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	433,240
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	126,910
	1,600.00	MCKESSON CORP COM		231,905	258,992
				1,334,400	1,766,273	1.67%

Pharmaceuticals & Biotechnology	1,000.00	AMGEN INC COM		150,181	174,510
	3,000.00	ABBVIE INC		218,315	209,730
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	301,800
	500.00	CELGENE CORP COM		65,855	67,705
	5,000.00	GILEAD SCIENCES INC COM		383,356	380,450
	3,000.00	ELI LILLY & CO COM		132,158	247,980
	500.00	MERCK & CO INC COM		26,583	31,940
	24,000.00	PFIZER INC COM		490,141	795,840
				1,702,120	2,209,955	2.09%

TOTAL HEALTH CARE				3,036,520	3,976,228	3.76%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	100,585
	4,000.00	ROLLS ROYCE HOLDINGS SPONS		100,795	94,000
				172,360	194,585	0.18%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	131,670
	500.00	WASTE MGMT INC DEL COM		17,412	37,575
				122,701	169,245	0.16%

Transportation	20,000.00	STUDENT TRANSN INC COM		110,662	118,000
	5,000.00	USD PARTNERS LP COM UT REP		56,643	59,250
				167,305	177,250	0.17%

TOTAL INDUSTRIALS				462,366	541,080	0.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

INFORMATION TECHNOLOGY

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	1,024,481
	15,000.00	CDK GLOBAL INC COM		691,038	986,700
	5,000.00	COGNIZANT TECHNOLOGY SOLUT		276,225	346,600
	10,000.00	EBAY INC COM	[3]	237,209	357,300
	3,500.00	MICROSOFT CORP COM		87,412	254,450
	4,000.00	ORACLE CORP COM		110,847	199,720
	20,000.00	SYNTEL INC COM		377,062	389,800
	3,000.00	TENCENT HLDGS LTD ADR		100,845	120,382
				2,521,994	3,679,433	3.48%

Technology Hardware & Equipment	7,000.00	APPLE INC COM		679,398	1,041,110
	5,700.00	CISCO SYSTEMS INC COM		111,360	179,265
	8,500.00	CORNING INC COM		223,037	247,690
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	35,798
	3,500.00	INTEL CORP COM		73,338	124,145
	3,000.00	MICRON TECHNOLOGY INC COM	[3]	92,445	84,360
	8,000.00	QUALCOMM INC COM		480,414	425,520
	1,500.00	SEAGATE TECHNOLOGY SHS		64,327	49,440
				1,750,609	2,187,328	2.07%

TOTAL INFORMATION TECHNOLOGY				4,272,603	5,866,761	5.55%

MATERIALS	1,580.00	DOW CHEMICAL CO COM		97,247	101,499
	2,000.00	RPM INTL INC COM		42,340	103,740
TOTAL MATERIALS				139,587	205,239	0.19%

REAL ESTATE
	5,000.00	ANNALY CAP MGMT INC COM		82,125	60,150
	3,000.00	BLACKSTONE MTG TR INC COM		84,765	92,610
	1,000.00	DIGITAL RLTY TR INC COM		58,863	115,340
	6,000.00	EASTERLY GOVT PPTYS COM		94,785	119,940
	1,500.00	GEO GROUP INC COM		32,717	44,025
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	232,500
	60,000.00	KENNEDY-WILSON EUROPE REAL		1,034,243	904,122
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	194,700
	5,000.00	NEW YORK MORTGAGE TR INC COM PA		35,055	31,600
	2,000.00	OMEGA HEALTHCARE INVS COM		60,291	63,180
	6,000.00	PHYSICIANS RLTY TR COM		112,436	111,720
	5,000.00	SENIOR HSG PPTYS TR SH BEN		99,925	97,250
	8,000.00	STARWOOD PPTY TR INC COM		177,044	176,320
	500.00	W P CAREY & CO LLC COM		31,927	34,255
TOTAL REAL ESTATE				2,243,116	2,277,712	2.16%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	117,000
	4,500.00	BCE INC COM	191,785	211,185
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	54,520
	10,000.00	TELEFONICA BRASIL S.A.	144,120	148,800
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	75,474
	1,000.00	VERIZON COMMUNICATIONS COM	46,705	48,400
	3,000.00	VODAFONE GROUP	84,945	89,040
TOTAL TELECOMMUNICATION SERVICES			690,241	744,419	0.70%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	24,725
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	592,280
	6,500.00	DOMINION RES INC VA COM	330,756	501,670
	17,187.00	DUKE ENERGY CORP COM	1,197,191	1,462,958
	1,000.00	ENTERGY CORP NEW COM	69,388	76,720
	3,000.00	SOUTHERN CO COM	122,610	143,790
	2,256.00	WEC ENERGY GROUP INC COM	89,900	142,060
TOTAL UTILITIES			2,410,790	2,944,203	2.79%

TOTAL INVESTMENTS IN COMMON STOCKS			$25,722,001	$29,617,406	28.03%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:

PUT OPTIONS:
POWERSHARES QQQ TRUST PUT OPTION, $125, EXP 12/15/17	[3]	50.00	$11,827	$6,550
SPDR S&P 500 QT PUT OPT 210, EXP 9/15/17	[3]	25.00	7,239	475
TOTAL PUT OPTIONS			19,066	7,025	0.01%

TOTAL INVESTMENTS IN OPTIONS			$19,066	$7,025	0.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV	200,000.00	$179,500	$177,618
BANK OF AMERICA CORP FLOATING RATE	300,000.00	319,500	339,375
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	263,055
GENERAL ELECTRIC CO	250,000.00	250,000	250,000
NEW YORK MTG TR INC RED PF	2,000.00	49,337	49,880
E TRADE FINANCIAL CORP FIXED-FLOATING	250,000.00	249,688	267,650
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	504,615

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,782,872	$1,852,193	1.75%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2017

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$13,274,179	$13,274,179	12.56%

TOTAL INVESTMENTS - MARKET VALUE			102,717,456	97.20%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,956,230	2.80%

TOTAL NET ASSETS			$105,673,686	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ABBVIE INC CALL OPTION, $77.50, EXP 2/16/18	[3]	(30.00)	$(5,813)	$(3,180)
CELGENE CORP CALL OPTION, $150, EXP 1/19/18	[3]	(5.00)	(1,597)	(1,750)
CORNING INC CALL OPTION, $34, EXP 1/19/18	[3]	(20.00)	(1,029)	(700)
CORNING INC CALL OPTION, $35, EXP 1/19/18	[3]	(20.00)	(1,189)	(400)
DOLLAR GENERAL CALL OPTION, $75, EXP 11/17/17	[3]	(25.00)	(7,894)	(10,250)
DVA US EQUITY CALL OPTION, $75, 10/20/17	[3]	(20.00)	(3,969)	(2,180)
ENERGY TRANSFER PARTNERS CALL OPTION, $30, EXP 08/18/17	[3]	(35.00)	(1,521)	(175)
GENERAL MILLS CALL OPTION, $65, EXP 10/20/17	[3]	(15.00)	(2,223)	(75)
HOLOGIC INC CALL OPTION, $45 EXP 9/15/17	[3]	(30.00)	(4,704)	(3,840)
HOLOGIC INC CALL OPTION, $50 EXP 12/15/17	[3]	(20.00)	(1,704)	(1,300)
LAB CORP OF AMERICA HLDG CALL OPTION, $155, EXP 8/18/17	[3]	(10.00)	(2,785)	(5,200)
PACWEST BANCCORP CALL OPTION, $55, EXP 12/15/17	[3]	(20.00)	(1,969)	(800)
PHILLIPS 66 CALL OPTION, $87.50 EXP 1/19/18	[3]	(25.00)	(3,711)	(5,475)
SEAGATE TECHNOLOGY CALL OPTION, $48, EXP 9/15/17	[3]	(15.00)	(1,612)	(15)
TANGER FACTORY OUTLET CTR CALL OPTION, $30, EXP 12/15/17	[3]	(30.00)	(1,799)	(1,860)
TJX COMPANIES CALL OPTION, $77.50 EXP 1/19/18	[3]	(15.00)	(2,077)	(2,130)
VALERO ENERGY CALL OPTION $75 EXP 9/15/17	[3]	(20.00)	(3,269)	(220)
TOTAL CALL OPTIONS - LIABILITIES			(48,865)	(39,550)	-0.04%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
3M COMPANY PUT OPTION, $180 EXP 10/20/2017	[3]	(10.00)	$(5,484)	$(750)
ALIBABA GROUP HOLDING PUT OPTION, $125, EXP 1/19/18	[3]	(10.00)	(5,224)	(3,570)
AMAZON COM PUT OPTION $800, EXP 10/20/17	[3]	(5.00)	(18,722)	(1,330)
ARLINGTON ASSET INC PUT OPTION, $12.50, EXP 10/20/17	[3]	(50.00)	(2,423)	(2,000)
BEST BUY CO PUT OPTION, $50, EXP 12/15/17	[3]	(20.00)	(4,209)	(3,600)
BLACKSTONE GROUP PUT OPT $30, EXP 12/15/17	[3]	(25.00)	(2,861)	(1,275)
CAMBREX CORP PUT OPTION, $45, EXP 1/19/18	[3]	(20.00)	(3,569)	(900)
CELGENE CORP PUT OPTION, $120, EXP 1/19/18	[3]	(20.00)	(9,559)	(6,000)
CELGENE CORP PUT OPTION, $130, EXP 1/19/18	[3]	(30.00)	(21,188)	(17,250)
CME GROUP INC PUT OPTION, $105 EXP 1/19/18	[3]	(25.00)	(9,186)	(4,375)
COMMSCOPE HOLDING PUT OPTION, $37, EXP 11/17/17	[3]	(30.00)	(4,094)	(7,350)
DOLLAR GENERAL CORP PUT OPTION, $65, EXP 11/17/17	[3]	(25.00)	(6,842)	(2,500)
DOLLAR TREE INC PUT OPTION, $70, EXP 11/17/17	[3]	(25.00)	(6,336)	(8,250)
ETP US EQUITY PUT OPTION, $22, 12/15/17	[3]	(50.00)	(4,173)	(9,250)
FACEBOOK PUT OPTION, $120, EXP 12/15/17	[3]	(5.00)	(2,917)	(255)
FORTINET INC PUT OPTION, $35, EXP 12/15/17	[3]	(50.00)	(9,423)	(8,000)
ILLUMINA INC PUT OPTION, $155, EXP 12/15/17	[3]	(20.00)	(15,969)	(14,420)
LULULEMON ATHLETICA PUT OPTION, $42.50, EXP 12/15/17	[3]	(30.00)	(6,962)	(960)
NVDA US EQUITY PUT OPTION, $125, EXP 12/15/17	[3]	(10.00)	(5,584)	(3,900)
ORASURE TECHNOLOGIES PUT OPTION, $15, EXP 1/19/18	[3]	(40.00)	(3,938)	(3,200)
PHILLIP MORRIS INTL PUT OPTION, $100, EXP 1/19/18	[3]	(35.00)	(11,676)	(5,635)
PHYSICIANS REALTY TRUST PUT OPTION, $17.50, EXP 10/20/17	[3]	(40.00)	(2,938)	(1,400)
QUALCOMM INC PUT OPTION, $50, EXP 1/19/18	[3]	(50.00)	(12,573)	(11,650)
SANOFI-AVENTIS PUT OPTION, $42, EXP 9/15/17	[3]	(40.00)	(5,118)	(400)
SEAGATE TECHNOLOGY PUT OPTION, $38, EXP 12/15/17	[3]	(15.00)	(3,451)	(9,300)
SEAGATE TECHNOLOGY PUT OPTION, $40, EXP 9/15/17	[3]	(15.00)	(2,887)	(10,455)
SEATTLE GENETICS PUT OPTION, $50, EXP 9/15/17	[3]	(10.00)	(2,085)	(2,500)
SEATTLE GENETICS PUT OPTION, $55, EXP 12/15/17	[3]	(10.00)	(5,884)	(7,800)
SOUTHERN CO PUT OPTION, $45, EXP 1/19/18	[3]	(20.00)	(2,769)	(2,220)
UNITED CON HLD, PUT OPTION, $60, EXP 9/15/17	[3]	(25.00)	(9,955)	(6,400)
VALERO ENERGY CORP PUT OPTION, $50, EXP 12/15/17	[3]	(20.00)	(6,469)	(2,040)
VENTAS INC PUT OPTION, $65, EXP 2/16/18	[3]	(20.00)	(4,469)	(5,500)
WEIBO CORP PUT OPTION, $55, EXP 1/19/18	[3]	(20.00)	(7,169)	(4,600)
TOTAL PUT OPTIONS - LIABILITIES			(226,106)	(169,035)	-0.16%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(274,971)	$(208,585)	-0.20%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2017

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.     Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2017

D.    Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2013 and thereafter are subject to possible future examinations by tax authorities.

E.     Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.      Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.    Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2017

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Company’s holdings as of July 31, 2017.

Asset Description(1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$15,490,283	$-	$-	$15,490,283
Bond Mutual Funds	7,310,686	-	-	7,310,686
Stock Mutual Funds	9,704,771	-	-	9,704,771
Common Stocks – Publicly Traded	29,624,431	-	-	29,624,431
Call Options	(39,550)	-	-	(39,550)
Put Options	(169,035)	-	-	(169,035)
Preferred Stocks – Publicly Traded	1,852,193	-	-	1,852,193
Cash and Cash Equivalents	13,274,179	-	-	13,274,179
Limited Partnerships – Measured at Net Asset Value(2)	-	-	-	25,460,913
Total Investments	$77,047,958	$-	$-	$102,508,871

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.

(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2017

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2017, were as follows:

Gross appreciation (excess of value over tax cost)	$13,307,666
Gross depreciation (excess of tax cost over value)	(6,288,140)
Net unrealized appreciation	$7,019,526
Cost of investments for income tax purposes	$95,697,930

4.	OPTIONS WRITTEN

As of July 31, 2017, portfolio securities valued at $1,810,750 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2017 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	2,391	$367,994
Options written	2,195	443,535
Options terminated in closing purchase transactions	(1,105)	(137,805)
Options expired	(1,585)	(266,724)
Options exercised	(721)	(132,029)
Options outstanding at July 31, 2017	1,175	$274,971

5.	PLEDGED COLLATERAL

As of July 31, 2017, cash in the amount of $210,552 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,009,537 and have been assigned no value at July 31, 2017.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 22, 2017

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

September 22, 2017